Share-based compensation - Other awards (Details)						1 Months Ended				12 Months Ended
	Sep. 28, 2019 shares	Jun. 14, 2019 USD ($) shares	Jun. 14, 2019 CNY (¥) shares	Jan. 31, 2019 USD ($) shares	Jan. 31, 2019 CNY (¥) shares	Nov. 30, 2019 item $ / shares shares	Nov. 30, 2019 item ¥ / shares shares	Oct. 31, 2019 shares	Aug. 31, 2019 shares	Dec. 31, 2020 USD ($) item	Dec. 31, 2020 CNY (¥)	Jun. 14, 2019 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of tranches | item										3
Mr. Zhang Lizhou [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Consideration recognized as liability										$ 802,729	¥ 5,600,000
Restricted Stock [Member] | Mr. Zhang Lizhou [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards transferred back (in shares)		18,750	18,750
Consideration refunded for shares transferred back		$ 401,365	¥ 2,800,000
Percentage of share capital granted as restricted shares transferred to group (as a percent)		5.00%	5.00%
Xinchuang Technology Co., Ltd. ("Xinchuang Technology ") [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance under employee stock option plan (in shares)	150,000,000
Shares reserved for issuance under the employee stock option plan (as a percent)	30.00%
Options granted						100,000,000	100,000,000	3,500,000
Exercise price of share options granted (in dollars per share) | (per share)						$ 0.14	¥ 1
Number of tranches | item						5	5
Xinchuang Technology Co., Ltd. ("Xinchuang Technology ") [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage (as a percent)						5.00%	5.00%
Xinchuang Technology Co., Ltd. ("Xinchuang Technology ") [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage (as a percent)						5.00%	5.00%
Xinchuang Technology Co., Ltd. ("Xinchuang Technology ") [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage (as a percent)						5.00%	5.00%
Xinchuang Technology Co., Ltd. ("Xinchuang Technology ") [Member] | Share-based Payment Arrangement, Tranche Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage (as a percent)						80.00%	80.00%
Xinyuan Property Management Service(Cayman) Ltd [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total awards granted				56,250	56,250
Restricted shares granted (in shares)									56,250,000
Percentage of share capital granted as restricted shares (as a percent)				15.00%	15.00%
Aggregate consideration				$ 1,204,094	¥ 8,400,000
Aggregate fair value of the restricted shares granted at the grant date		$ 4,931,051										¥ 34,400,000
Xinyuan Property Management Service(Cayman) Ltd [Member] | Restricted Stock [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage (as a percent)		2.00%	2.00%
Xinyuan Property Management Service(Cayman) Ltd [Member] | Restricted Stock [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage (as a percent)		80.00%	80.00%
Xinyuan Property Management Service(Cayman) Ltd [Member] | Restricted Stock [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage (as a percent)		18.00%	18.00%